RECENTLY ADOPTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
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RECENTLY ADOPTED ACCOUNTING STANDARDS

NOTE 5 – RECENTLY ADOPTED ACCOUNTING STANDARDS

Effective January 1, 2012, the Company adopted ASU 2011-04 which included new guidance on fair value measurement and disclosure requirements. This standard provides guidance on the application of fair value accounting where it is already required or permitted by other standards. This standard also requires additional disclosures related to transfers of financial instruments within the fair value hierarchy and quantitative and qualitative disclosures related to significant unobservable inputs. In addition, the standard includes specifications for the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed. The adoption of this standard has no material effect on the Company’s financial position, results of operations or cash flows. Refer to Note 6 – Fair Value Measurements in the notes to the consolidated financial statements, for further details regarding the Company’s assets and liabilities measured at fair value.

Effective January 1, 2012, the Company adopted ASU 2011-05 which includes guidance for presentation of comprehensive income and requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance was effective for the Company’s fiscal year beginning January 1, 2012. The Company chose to use the two-statement approach and the retrospective update had no effect on the Company’s financial position, results of operations or cash flows for any period presented.

In December, 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 201): Disclosures about Offsetting Assets and Liabilities.” This ASU adds certain additional disclosure requirements about financial instruments and derivative instruments that are subject to netting arrangements. ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning after January 1, 2013, with retrospective application required. The Company does not believe the adoption of this update will have a material impact on the disclosure requirements for its consolidated financial statements.